STOCK-BASED COMPENSATION (Accounting for Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 188	$ 310	$ 225
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 42	$ 115	$ 83
Dividend yield	2.13%	3.01%	4.13%
Expected volatility	23.34%	23.71%	31.60%
Risk-free interest rate	2.83%	1.28%	1.12%
Common Stock, Dividends, Per Share, Cash Paid	$ 0.38	$ 0.46	$ 0.46
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 68	$ 37	$ 32
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 15	$ 14	$ 12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 2 months 12 days	7 years 6 months	7 years 9 months 18 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 36
Employee Stock Option | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19
Employees' Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 0	$ 38	$ 7
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 0	$ 14	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years	4 years